Risks (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)
Risks [Line Items]
Compensation deposit	$ 95,252	$ 18,593
Cash and cash equivalents	$ 5,426,805	$ 1,441,024
Financial Instruments [Member]
Risks [Line Items]
Interest rates, percentage	1.00%
Interest-Bearing Borrowings [Member]
Risks [Line Items]
Interest rates, percentage	1.00%	1.00%
Hong Kong [Member]
Risks [Line Items]
Compensation deposit	$ 102,991		$ 800,000
Not covered cash and cash equivalents	$ 5,214,377	$ 1,338,033